Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures	12 Months Ended
Dec. 31, 2025
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Loans Allowance For Loan Losses And Credit Quality

Note 4.  Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures

The composition of net loans as of the balance sheet dates was as follows:

December 31,	2025		2024

Commercial & industrial	$107,458,746	11.13%	$124,055,652	13.37%
Purchased (1)	10,010,347	1.04%	7,808,877	0.84%
Commercial real estate	499,647,904	51.76%	472,152,857	50.88%
Municipal	62,078,419	6.43%	67,087,399	7.23%
Residential real estate - 1st lien	236,556,346	24.51%	218,090,893	23.50%
Residential real estate - Jr lien	46,472,047	4.81%	35,691,181	3.85%
Consumer	3,061,853	0.32%	3,053,946	0.33%
Total loans	965,285,662	100.00%	927,940,805	100.00%

ACL	(10,864,983)		(9,810,212)
Deferred net loan costs	786,604		648,695
Net loans	$955,207,283		$918,779,288

(1)	At December 31, 2025, Purchased loans consisted of $3.0 million in commercial loans and $7.0 million in consumer loans, compared to $4.0 million and $3.8 million, respectively, at December 31, 2024.

The Company purchased a block of consumer loans totaling $4.9 million during the quarter ended June 30, 2025, which is reflected in the Purchase loan total for December 31, 2025, in the table above and the related consumer loan total in the footnote to that table.

Accrued interest receivable on loans totaled $4.0 million and $3.8 million on December 31, 2025 and 2024, respectively, and was reported in accrued interest receivable on the consolidated balance sheets and is excluded from the estimate of credit losses.

Years Ended December 31	2025	2024

Credit loss expense - loans	$1,448,982	$1,235,607
Credit loss reversal - OBS credit exposure	(75,321)	(102,196)
Credit loss expense	$1,373,661	$1,133,411

The following tables present the activity in the ACL on loans by portfolio segment for the periods presented.

As of or for the year ended December 31, 2025

	Balance			Credit Loss	Balance
	December 31,			Expense	December 31,
	2024	Charge-offs	Recoveries	(Reversal)	2025

Commercial & Industrial	$727,488	$(393,439)	$56,006	$237,007	$627,062
Purchased	22,415	0	0	7,806	30,221
Commercial Real Estate	6,487,700	0	0	(184,322)	6,303,378
Municipal	167,719	0	0	(12,523)	155,196
Residential Real Estate - 1st Lien	2,087,034	(13,757)	14,367	1,032,818	3,120,462
Residential Real Estate - Jr Lien	291,239	0	0	309,701	600,940
Consumer	26,617	(93,021)	35,633	58,495	27,724
Totals	$9,810,212	$(500,217)	$106,006	$1,448,982	$10,864,983

As of or for the year ended December 31, 2024

	Balance			Credit Loss	Balance
	December 31,			Expense	December 31,
	2023	Charge-offs	Recoveries	(Reversal)	2024

Commercial & Industrial	$1,100,688	$(1,263,015)	$163,743	$726,072	$727,488
Purchased	37,065	0	0	(14,650)	22,415
Commercial Real Estate	5,522,082	(126,393)	13,718	1,078,293	6,487,700
Municipal	136,167	0	0	31,552	167,719
Residential Real Estate - 1st Lien	2,590,926	0	1,386	(505,278)	2,087,034
Residential Real Estate - Jr Lien	431,007	0	15,538	(155,306)	291,239
Consumer	24,790	(92,266)	19,169	74,924	26,617
Totals	$9,842,725	$(1,481,674)	$213,554	$1,235,607	$9,810,212

Credit Quality Grouping

In developing the ACL, management uses credit quality groupings to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Pass – are loans that are expected to perform as agreed under their respective terms.  Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size. Group A loans include commercial purpose loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the federal government are considered acceptable risk.

Group B loans – Special Mention - are loans that require greater attention than the acceptable risk loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or borrowers that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial purpose loans that are individually risk rated.

Group C loans – Substandard/Doubtful – are loans that have distinct shortcomings that require a greater degree of management attention.  Examples of these shortcomings include a borrower's inadequate capacity to service debt, poor operating performance, or insolvency.  These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the Bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower's expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms. Credit risk ratings are meant to measure risk versus simply record history.  Assessment of expected future payment performance requires consideration of numerous factors.  While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower's financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management.  Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions.  There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received.  Risk ratings are assessed on an ongoing basis and at various points, including at delinquency or at the time of other adverse events.  For larger, more complex or adversely rated loans, risk ratings are also assessed at the time of annual or periodic review.  Lenders are required to make immediate disclosure to the Senior Lender of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio by loan segment and origination year, were as follows:

As of December 31, 2025							Revolving	Revolving
							Loans	Loans
	Term Loans Amortized Cost Basis by Origination Year						Amortized	Converted
	2025	2024	2023	2022	2021	Prior	Cost Basis	to Term	Total
	(Dollars in Thousands)
Commercial & Industrial:
Pass	$11,960	$17,660	$9,792	$11,597	$3,493	$3,673	$39,322	$0	$97,497
Special mention	0	0	7	91	29	0	1,102	0	1,229
Substandard/Doubtful	0	0	545	3,948	497	1,374	2,369	0	8,733
Total	$11,960	$17,660	$10,344	$15,636	$4,019	$5,047	$42,793	$0	$107,459

Purchased:
Pass	$4,213	$0	$3,046	$67	$733	$1,951	$0	$0	$10,010
Total	$4,213	$0	$3,046	$67	$733	$1,951	$0	$0	$10,010

Commercial real estate:
Pass	$59,936	$55,850	$81,591	$88,236	$32,288	$118,864	$44,536	$0	$481,301
Special mention	0	0	4,605	176	0	7,034	0	0	11,815
Substandard/Doubtful	220	1,217	0	0	0	5,095	0	0	6,532
Total	$60,156	$57,067	$86,196	$88,412	$32,288	$130,993	$44,536	$0	$499,648

Municipal:
Pass	$26,477	$4,074	$136	$236	$2,579	$9,469	$17,870	$0	$60,841
Special mention	0	0	0	0	0	1,238	0	0	1,238
Total	$26,477	$4,074	$136	$236	$2,579	$10,707	$17,870	$0	$62,079

Residential real estate - 1st lien:
Pass	$44,262	$26,622	$25,994	$31,186	$32,717	$68,611	$4,445	$0	$233,837
Special mention	0	0	154	183	224	158	0	0	719
Substandard/Doubtful	0	0	41	0	107	1,852	0	0	2,000
Total	$44,262	$26,622	$26,189	$31,369	$33,048	$70,621	$4,445	$0	$236,556

Residential real estate - Jr lien:
Pass	$6,149	$3,005	1,490	$1,425	$279	$1,030	$31,264	$1,686	$46,328
Special mention	0	68	0	0	0	61	0	0	129
Substandard/Doubtful	0	0	0	0	0	15	0	0	15
Total	$6,149	$3,073	$1,490	$1,425	$279	$1,106	$31,264	$1,686	$46,472

Consumer:
Pass	$1,583	$695	$395	$182	$73	$134	$0	$0	$3,062
Total	$1,583	$695	$395	$182	$73	$134	$0	$0	$3,062

Total Loans	$154,800	$109,191	$127,796	$137,327	$73,019	$220,559	$140,908	$1,686	$965,286

As of December 31, 2025, there were (i) no Substandard/Doubtful loans within the Municipal loan segment and (ii) no Special mention or Substandard/Doubtful loans within the Purchased or Consumer loan segments.

As of December 31, 2024
							Revolving	Revolving
							Loans	Loans
	Term Loans Amortized Cost Basis by Origination Year						Amortized	Converted
	2024	2023	2022	2021	2020	Prior	Cost Basis	to Term	Total
	(Dollars in Thousands)
Commercial & Industrial:
Pass	$24,900	$12,876	$14,797	$9,402	$1,696	$6,016	$44,079	$0	$113,766
Special mention	0	50	34	148	0	0	1,302	0	1,534
Substandard/Doubtful	0	298	1,275	563	294	1,613	4,713	0	8,756
Total	$24,900	$13,224	$16,106	$10,113	$1,990	$7,629	$50,094	$0	$124,056

Purchased:
Pass	$0	$4,100	$81	$900	$1,012	$1,716	$0	$0	$7,809
Total	$0	$4,100	$81	$900	$1,012	$1,716	$0	$0	$7,809

Commercial real estate:
Pass	$54,938	$69,509	$90,849	$33,881	$36,087	$104,272	$70,076	$0	$459,612
Special mention	0	0	0	1,536	4,741	786	0	0	7,063
Substandard/Doubtful	0	0	0	603	2,896	1,979	0	0	5,478
Total	$54,938	$69,509	$90,849	$36,020	$43,724	$107,037	$70,076	$0	$472,153

Municipal:
Pass	$34,769	$180	$458	$2,858	$3,696	$9,137	$15,989	$0	$67,087
Total	$34,769	$180	$458	$2,858	$3,696	$9,137	$15,989	$0	$67,087

Residential real estate - 1st lien:
Pass	$28,738	$29,761	$35,389	$37,294	$29,691	$51,876	$2,593	$0	$215,342
Special mention	0	161	0	0	0	212	0	0	373
Substandard/Doubtful	0	0	299	123	1,774	180	0	0	2,376
Total	$28,738	$29,922	$35,688	$37,417	$31,465	$52,268	$2,593	$0	$218,091

Residential real estate - Jr lien:
Pass	$3,990	$1,765	$1,845	$301	$526	$1,173	$24,556	$1,512	$35,668
Substandard/Doubtful	0	0	0	0	0	23	0	0	23
Total	$3,990	$1,765	$1,845	$301	$526	$1,196	$24,556	$1,512	$35,691

Consumer
Pass	$1,466	$764	$442	$188	$75	$119	$0	$0	$3,054
Total	$1,466	$764	$442	$188	$75	$119	$0	$0	$3,054

Total Loans	$148,801	$119,464	$145,469	$87,797	$82,488	$179,102	$163,308	$1,512	$927,941

As of December 31, 2024, there were no Special mention loans within the Residential real estate Jr lien loan segment and no Special mention or Substandard/Doubtful loans within the Purchased, Municipal or Consumer loan segments.

Gross charge-offs, by loan segment and origination year, were as follows:

For the year ended December 31, 2025
	Term Loan Charge Offs by Origination Year
	2025	2024	2023	2022	2021	Prior	Total
	(Dollars in Thousands)
Current period gross charge-offs
Commercial & Industrial	$83	$0	$8	$0	$0	$303	$394
Residential real estate - 1st lien	0	0	0	13	0	0	13
Consumer	1	17	5	5	1	64	93
Total current period gross charge-offs	$84	$17	$13	$18	$1	$367	$500

For the year ended December 31, 2025, there were no current period gross charge-offs within the Purchased, Commercial real estate, Municipal, or Residential real estate Jr lien loan segments.

For the year ended December 31, 2024
	Term Loan Charge Offs by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
	(Dollars in Thousands)
Current period’s gross charge-offs
Commercial & Industrial	$0	$14	$0	$5	$0	$1,244	$1,263
Commercial real estate	0	0	0	0	45	81	126
Consumer	1	30	3	3	0	56	93
Total current period gross charge-offs	$1	$44	$3	$8	$45	$1,381	$1,482

For the year ended, December 31, 2024, there were no current period gross charge-offs within the Purchased, Municipal, Residential real estate 1st lien or Residential real estate Jr lien loan segments.

The following tables present the amortized cost basis of loans on nonaccrual status and loans past due 90 days or more and still accruing as of the dates presented.  There were no nonaccrual loans with an ACL as of December 31, 2025 or 2024.

		90 Days or
	Total	More and
December 31, 2025	Nonaccrual	Accruing

Commercial & industrial	$5,720,577	$0
Commercial real estate	1,020,249	0
Residential real estate - 1st lien	253,064	253,055
Residential real estate - Jr lien	15,741	225,568
Totals	$7,009,631	$478,623

		90 Days or
	Total	More and
December 31, 2024	Nonaccrual	Accruing

Commercial & industrial	$6,365,276	$0
Commercial real estate	1,196,838	0
Residential real estate - 1st lien	752,850	806,325
Residential real estate - Jr lien	23,202	0
Totals	$8,338,166	$806,325

The following is an age analysis of past due loans (including non-accrual), as of the balance sheet dates, by portfolio segment:

		90 Days	Total
December 31, 2025	30-89 Days	or More	Past Due	Current	Total Loans

Commercial & industrial	$11,044	$987,634	$998,678	$106,460,068	$107,458,746
Purchased	0	0	0	10,010,347	10,010,347
Commercial real estate	356,541	17,548	374,089	499,273,815	499,647,904
Municipal	0	0	0	62,078,419	62,078,419
Residential real estate - 1st lien	1,563,753	299,793	1,863,546	234,692,800	236,556,346
Residential real estate - Jr lien	402,645	225,568	628,213	45,843,834	46,472,047
Consumer	31,542	0	31,542	3,030,311	3,061,853
Totals	$2,365,525	$1,530,543	$3,896,068	$961,389,594	$965,285,662

	90 Days	Total
December 31, 2024	30-89 Days	or More	Past Due	Current	Total Loans

Commercial & industrial	$249,577	$1,286,921	$1,536,498	$122,519,154	$124,055,652
Purchased	0	0	0	7,808,877	7,808,877
Commercial real estate	711,925	25,050	736,975	471,415,882	472,152,857
Municipal	0	0	0	67,087,399	67,087,399
Residential real estate - 1st lien	2,471,244	1,306,019	3,777,263	214,313,630	218,090,893
Residential real estate - Jr lien	88,514	0	88,514	35,602,667	35,691,181
Consumer	13,151	0	13,151	3,040,795	3,053,946
Totals	$3,534,411	$2,617,990	$6,152,401	$921,788,404	$927,940,805

For all loan segments, loans 30 days or more past due are considered delinquent.

A collateral-dependent loan is a loan in which the borrower is experiencing financial difficulty and there is no other reasonably available source of repayment other than the collateral. The following tables present the amortized cost basis of collateral-dependent loans as of the balance sheet dates, by collateral type:

	Real Estate	Total
December 31, 2025
Commercial real estate	$1,755	$1,755
Residential real estate - 1st lien	153,661	153,661
Total	$155,416	$155,416

December 31, 2024
Residential real estate - 1st lien	$593,678	$593,678

Residential real estate loans in process of foreclosure as of the balance sheet dates comprised of the following:

	Number of loans	Balance

December 31, 2025	2	$273,031
December 31, 2024	1	$88,780

Modifications of Loans

A loan is considered modified if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company is deemed to have granted such a concession if it has modified a loan in any of the following ways:

•	Reduced accrued interest;
•	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;
•	Converted a variable-rate loan to a fixed-rate loan;
•	Extended the term of the loan beyond an insignificant delay;
•	Deferred or forgiven principal in an amount greater than three months of payments;
•	Performed a refinancing and deferred or forgiven principal on the original loan;
•	Capitalized protective advance to pay delinquent real estate taxes; or
•	Capitalized delinquent accrued interest.

An insignificant delay or insignificant shortfall in the number of payments typically would not require the loan to be accounted for as modified. However, pursuant to regulatory guidance, any payment delays longer than three months is generally not considered insignificant. Management’s assessment of whether a concession has been granted also takes into consideration payments expected to be received from third parties, including third-party guarantors, provided the third party can perform on the guarantee.

The Company’s modified loans are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced accrued interest or reduced interest rates for borrowers below the current market rate for the borrower. The Company has not generally forgiven principal within the terms of original restructurings, nor converted variable rate terms to fixed rate terms. However, the Company evaluates each potential loan modification on its own merits and does not foreclose the granting of any concession. In connection with modifications, the Company considers applicable regulatory guidance, including a 2023 Interagency Policy Statement on Prudent Commercial Real Estate Loan Accommodations and Workouts.

The following tables present the amortized cost basis of loans as of December 31, 2025 and 2024, that were both experiencing financial difficulty and modified during the twelve months ended December 31, 2025 and 2024, respectively by class and by type of modification. The percentage of the amortized cost basis of loans that were modified to borrowers in financial distress as compared to the amortized cost basis of each class of financing receivable is also presented below.

As of and for the year ended December 31, 2025		Total Class
	Term	of Financing
	Extension	Receivable

Commercial & Industrial	$16,287	0.0152%
Commercial Real Estate	17,548	0.0035%
Total	$33,835	0.0187%

As of and for the year ended December 31, 2024			Combination
Payment
			Delay and	Total Class
	Payment	Term	Term	of Financing
	Delay	Extension	Extension	Receivable

Commercial & Industrial	$1,628,466	$10,695	$107,135	1.41%

As of December 31, 2025 and 2024, the Company was not committed to lend additional amounts to the borrowers whose loans are included in the table above.

The following tables present the financial effect of the loan modifications presented above to borrowers experiencing financial difficulty for the years ended December 31, 2025 and 2024.

For the year ended December 31, 2025	Weighted-
Average
Term Extension
(months)

Commercial & Industrial	84
Commercial Real Estate	82

For the year ended December 31, 2024	Weighted-
Average
Term Extension
(months)

Commercial & Industrial	10

The following table presents the amortized cost basis of loans that were modified within the previous twelve months that had subsequently defaulted during the twelve months ended December 31, 2025.  Loans are considered defaulted at 90 days past due.

Term
Extension

Commercial Real Estate	$17,548

As of December 31, 2024 there were no loan modifications that were past due or that had a payment default since modification.